Business Combination - Schedule of Pro forma Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Pro Forma Financial Information Abstract
Total revenues	$ 12,956,035	$ 12,467,079
Net loss	$ (58,167,923)	$ (9,035,462)
Weighted average shares:
Weighted average shares, basic (in Shares)	15,057,259	14,665,277
Weighted average shares, diluted (in Shares)	15,057,259	14,665,277
Net loss per share:
Net loss per share, basic (in Dollars per share)	$ (3.86)	$ (0.62)
Net loss per share, diluted (in Dollars per share)	$ (3.86)	$ (0.62)
Amortization of intangible assets	$ (2,210,000)	$ (2,210,000)
Transaction expenses	$ 301,013	$ 445,270